U.S. SECURITIES AND EXCHANGE COMMISSION

                 Washington DC 20549

                      FORM 24F-2

            Annual Filing under Rule 24f-2
        of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.
                please print or type.

1.   Name and address of issuer:
               Fortis Growth Fund, Inc.
               500 Bielenberg Drive
               Woodbury, MN  55125

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):


3.   Investment Company Act File Number:     811-848

     Securities Act File Number:        2-14784

4(a). Last day of fiscal year for which this notice is filed: August 31, 2000

4(b). ___ Check box if this Form is being filed late
          (i.e., more than 90 days after the end of the issuer's fiscal year).

4(c).___ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f):
                    $361,801,448

          (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:
                    ($227,930,027)

          (iii)     Aggregate price of securities
          redeemed or repurchased during any prior
          fiscal year ending no earlier than October
          11, 1995 that were not previously used to
          reduce registration fees payable to the
          Commission:
                    $0

          (iv) Total available redemption credits (add items 5(ii) and 5(iii):

                    -$(227,930,027)

          (v)  Net sales--if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]

                    $133,871,421




          (vi) Redemption credits available for use in
          future years -- if Item 5(i) is less that
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i):
                    $0

     (vii) Multiplier for determining registration fee (see instruction C.8):
                         X$0.000264

     (viii) Registration fee due [multiply Item 5(v) by
     Item 5(vii] (enter "0" if no fee is due):

                         $35,342.06

6.   Interest due -- if this Form is being filed more
     than 90 days after the end of the issuer's fiscal
     year (see Instruction D):
                         $0

7 Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                         $35,342.06

8 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Account Number:
     Method of Delivery: Wire transfer


SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Tamara L. Fagely


Tamara L. Fagely, Vice President


Date:     October 27, 2000